Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 15 – SHARE-BASED COMPENSATION

In July 2024, the board of directors of the Company approved the grant of 2,420,000 share options, representing 2,420,000 ordinary shares of the Company to certain directors, employees and consultants under the 2024 Share Incentive Plan of the Company. The maximum number of ordinary shares that may be issued under the 2024 Share Incentive Plan (the “2024 Plan”) is 2,527,027 ordinary shares. The exercise price is $0.01 per ordinary share.

Compensation expense is recognized over the vesting period of the share options based on the fair value of the shares at the grant date. The fair value of share options is determined using the Binomial Option Pricing Model. Certain shares vest on the grant date or the first anniversary of the vesting commencement date, while others vest on the second anniversaries. As of December 31, 2024 and June 30, 2025, a total of 2,420,000 shares have been granted under the 2024 Plan.

The weighted average grant date fair value is $2.96. The following are the assumptions used in valuing the share options on the grant date during the year ended December 31, 2024 (in percentages, except as noted):

As of the
grant date
Volatility	15.69
Risk-free rate	4.12
Pre-vesting forfeiture rate	0.00 – 15.92
Dividend yield	0.00

A summary of changes in the Company’s nonvested share options for the year is summarized as follows:

		Weighted
		average grant
	Number of	date per share
	shares	fair value
Balance at January 1, 2024	-	$-
Granted	2,420,000	2.96
Vested and exercised	(1,694,000)	2.94
Forfeited	(201,000)	3.03
Non-vested at December 31, 2024 and June 30, 2025	525,000	$3.03

As of December 31, 2024 and June 30, 2025, there was $980,056 and $316,854 of total unrecognized share-based compensation expenses related to nonvested shares granted under the 2024 Plan. The cost is expected to be recognized over a period of 1 to 2 years. The total fair value of share options vested during the year ended December 31, 2024 and the six months ended June 30, 2025 was $4,973,991 and nil.

The share-based compensation expenses related to share options are recorded as components of general and administrative expenses.

NOTE 17 — SHARE-BASED COMPENSATION

In July 2024, the board of directors of the Company approved the grant of 2,420,000 share options, representing 2,420,000 ordinary shares of the Company to certain directors, employees and consultants under the 2024 Share Incentive Plan of the Company. The maximum number of ordinary shares that may be issued under the 2024 Share Incentive Plan (the “2024 Plan”) is 2,527,027 ordinary shares. The exercise price is $0.01 per ordinary share.

Compensation expense is recognized over the vesting period of the share options based on the fair value of the shares at the grant date. The fair value of share options is determined using the Binomial Option Pricing Model. Certain shares vest on the grant date or the first anniversary of the vesting commencement date, while others vest on the second anniversaries. As of December 31, 2024, a total of 2,420,000 shares have been granted under the 2024 Plan.

The weighted average grant date fair value is $2.96 for the year ended December 31, 2024. The following are the assumptions used in valuing the share options on the grant date during the year ended December 31, 2024 (in percentages, except as noted):

As of the grant date
Volatility	15.69
Risk-free rate	4.12
Pre-vesting forfeiture rate	0.00 – 15.92
Dividend yield	0.00

A summary of changes in the Company’s nonvested share options for the year are summarized as follows:

	Number of shares	Weighted average grant date per share fair value
Balance at January 1, 2024	-	$-
Granted	2,420,000	2.96
Vested and exercised	(1,694,000)	2.94
Forfeited	(201,000)	3.03
Non-vested at December 31, 2024	525,000	$3.03

As of December 31, 2024, there was $980,056 of total unrecognized share-based compensation expenses related to nonvested shares granted under the 2024 Plan. The cost is expected to be recognized over a period of 1 to 2 years. The total fair value of share options vested during the year ended December 31, 2024 was $4,973,991.

The share-based compensation expenses related to share options are recorded as components of general and administrative expenses.